GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets, Gross	$ 7,305	$ 8,230
Accumulated Amortization	4,336	4,415
Intangible Assets, Gross (Excluding Goodwill)	29,346	33,144
Trade Names [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	22,041	24,914
Trade Names [Member]
Finite-Lived Intangible Assets, Gross	3,039	3,372
Accumulated Amortization	(1,721)	(1,672)
Patents and Developed Technology [Member]
Finite-Lived Intangible Assets, Gross	2,619	2,839
Accumulated Amortization	(2,028)	(2,072)
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	1,395	1,732
Accumulated Amortization	(464)	(543)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Gross	252	287
Accumulated Amortization	$ (123)	$ (128)